Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Federal
Current	$ 1,287	$ 2,086	$ 2,585
Deferred	(148)	(1,180)	(711)
Federal income tax	1,139	906	1,874
State
Current	395	201	337
Deferred	20	157	(50)
State income tax	415	358	287
Applicable income taxes	$ 1,554	$ 1,264	$ 2,161